Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	Company-Selected Measure: Revenue (in millions)
					Total Shareholder Return ("TSR") ($) (3)	Peer Group TSR ($) (3)
2024	6,789,609	7,266,233	3,368,892	3,588,347	202.51	215.14	259.7	1,111.8
2023	6,670,285	10,281,051	3,227,448	4,759,834	193.23	155.89	222.3	975.1
2022	6,756,387	4,298,330	3,481,157	2,468,774	120.64	126.91	206.8	993.3
2021	8,106,549	7,877,028	3,671,354	3,603,201	175.58	161.92	336.5	1,227.2
2020	7,528,634	9,771,488	2,772,098	3,741,267	170.96	115.15	212.6	899.6

Company Selected Measure Name	revenue
Named Executive Officers, Footnote

(1) For each year shown, Mr. Colson served as our PEO. For 2024 and 2023, the non-PEO NEOs consisted of Mr. Daley, Mr. Gottlieb, Mr. Krein and Ms. Kwei. The non-PEO NEOs for 2022, 2021 and 2020 consisted of Mr. Daley, Mr. Gottlieb, Mr. Krein and Ms. Johnson.

Peer Group Issuers, Footnote

(3) TSR represents the cumulative total shareholder return for the last five completed fiscal years based on an initial fixed investment of $100 in common stock on December 31, 2020. The TSR peer group consists of the Dow Jones U.S. Asset Managers Index.

PEO Total Compensation Amount	$ 6,789,609	$ 6,670,285	$ 6,756,387	$ 8,106,549	$ 7,528,634
PEO Actually Paid Compensation Amount	$ 7,266,233	10,281,051	4,298,330	7,877,028	9,771,488
Adjustment To PEO Compensation, Footnote

(2) SEC rules require certain adjustments be made to "total compensation" as reported in the Summary Compensation Table to determine “compensation actually paid” as reported herein. In general, these adjustments relate to equity awards and dividends paid thereon. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total Compensation	Subtract: Summary Compensation Table Stock Awards	Add: Year-End Value of Unvested Equity Granted in Covered Year	Add: Change In Value of Prior Year Unvested Awards	Add: Change in Value of Equity Awards Vested in Covered Year	Add: Dividends Paid in Covered Year	Compensation Actually Paid
2024	PEO	6,789,609	(1,506,868)	1,546,012	(173,093)	(41,760)	652,333	7,266,233
	Other NEOs	3,368,892	(956,856)	981,712	(71,471)	(24,429)	290,499	3,588,347
2023	PEO	6,670,285	(1,994,080)	2,517,818	2,432,598	171,234	483,196	10,281,051
	Other NEOs	3,227,448	(930,787)	1,175,254	1,016,914	62,979	208,025	4,759,834
2022	PEO	6,756,387	(1,924,716)	1,360,852	(2,356,206)	(42,466)	504,479	4,298,330
	Other NEOs	3,481,157	(1,147,092)	811,892	(862,686)	(40,324)	225,827	2,468,774
2021	PEO	8,106,549	(1,934,599)	1,626,306	(425,984)	15,641	489,114	7,877,028
	Other NEOs	3,671,354	(1,054,970)	901,643	(139,873)	12,949	212,098	3,603,201
2020	PEO	7,528,634	(1,573,500)	2,172,750	1,296,521	28,876	318,207	9,771,488
	Other NEOs	2,772,098	(566,600)	801,180	568,342	23,672	142,576	3,741,267

Non-PEO NEO Average Total Compensation Amount	$ 3,368,892	3,227,448	3,481,157	3,671,354	2,772,098
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,588,347	4,759,834	2,468,774	3,603,201	3,741,267
Adjustment to Non-PEO NEO Compensation Footnote

(2) SEC rules require certain adjustments be made to "total compensation" as reported in the Summary Compensation Table to determine “compensation actually paid” as reported herein. In general, these adjustments relate to equity awards and dividends paid thereon. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total Compensation	Subtract: Summary Compensation Table Stock Awards	Add: Year-End Value of Unvested Equity Granted in Covered Year	Add: Change In Value of Prior Year Unvested Awards	Add: Change in Value of Equity Awards Vested in Covered Year	Add: Dividends Paid in Covered Year	Compensation Actually Paid
2024	PEO	6,789,609	(1,506,868)	1,546,012	(173,093)	(41,760)	652,333	7,266,233
	Other NEOs	3,368,892	(956,856)	981,712	(71,471)	(24,429)	290,499	3,588,347
2023	PEO	6,670,285	(1,994,080)	2,517,818	2,432,598	171,234	483,196	10,281,051
	Other NEOs	3,227,448	(930,787)	1,175,254	1,016,914	62,979	208,025	4,759,834
2022	PEO	6,756,387	(1,924,716)	1,360,852	(2,356,206)	(42,466)	504,479	4,298,330
	Other NEOs	3,481,157	(1,147,092)	811,892	(862,686)	(40,324)	225,827	2,468,774
2021	PEO	8,106,549	(1,934,599)	1,626,306	(425,984)	15,641	489,114	7,877,028
	Other NEOs	3,671,354	(1,054,970)	901,643	(139,873)	12,949	212,098	3,603,201
2020	PEO	7,528,634	(1,573,500)	2,172,750	1,296,521	28,876	318,207	9,771,488
	Other NEOs	2,772,098	(566,600)	801,180	568,342	23,672	142,576	3,741,267

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures
Adjusted Operating Income*	Adjusted Operating Margin*
Revenue	Average Management Fee
AUM Growth	Investment Performance
Sales Growth
*Adjusted measures are non-GAAP measures. See Annex A for information regarding our non-GAAP measures.

Total Shareholder Return Amount	$ 202.51	193.23	120.64	175.58	170.96
Peer Group Total Shareholder Return Amount	215.14	155.89	126.91	161.92	115.15
Net Income (Loss)	$ 259,700,000	$ 222,300,000	$ 206,800,000	$ 336,500,000	$ 212,600,000
Company Selected Measure Amount	1,111,800,000	975,100,000	993,300,000	1,227,200,000	899,600,000
PEO Name	Mr. Colson
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income*
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	AUM Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Operating Margin*
Measure:: 6
Pay vs Performance Disclosure
Name	Average Management Fee
Measure:: 7
Pay vs Performance Disclosure
Name	Investment Performance
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,506,868)	$ (1,994,080)	$ (1,924,716)	$ (1,934,599)	$ (1,573,500)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,546,012	2,517,818	1,360,852	1,626,306	2,172,750
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(173,093)	2,432,598	(2,356,206)	(425,984)	1,296,521
PEO | Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,760)	171,234	(42,466)	15,641	28,876
PEO | Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	652,333	483,196	504,479	489,114	318,207
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(956,856)	(930,787)	(1,147,092)	(1,054,970)	(566,600)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	981,712	1,175,254	811,892	901,643	801,180
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,471)	1,016,914	(862,686)	(139,873)	568,342
Non-PEO NEO | Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,429)	62,979	(40,324)	12,949	23,672
Non-PEO NEO | Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 290,499	$ 208,025	$ 225,827	$ 212,098	$ 142,576